Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	8,000,000	6,000,000	6,000,000
Common stock, shares outstanding	8,000,000	6,000,000	6,000,000